Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restricted assets [line items]
Restricted assets	$ 11,455,344	$ 11,070,883
Guaranteed financial assets	10,673,334	10,393,093
Debt securities at fair value through profit or loss [member]
Disclosure of restricted assets [line items]
Restricted assets	389,701	457,801
Debt securities at fair value through profit or loss [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets	150,907	99,533
Debt securities at fair value through profit or loss [member] | Discount bonds two [member]
Disclosure of restricted assets [line items]
Restricted assets	117,332	167,110
Debt securities at fair value through profit or loss [member] | Discount bonds three [member]
Disclosure of restricted assets [line items]
Restricted assets	96,364	142,537
Debt securities at fair value through profit or loss [member] | Discount bonds four [member]
Disclosure of restricted assets [line items]
Restricted assets	21,664	22,490
Debt securities at fair value through profit or loss [member] | Discount bonds five [member]
Disclosure of restricted assets [line items]
Restricted assets	3,434	10,167
Debt securities at fair value through profit or loss [member] | National Treasury Bills [Member]
Disclosure of restricted assets [line items]
Restricted assets		15,964
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets	71,576	57,687
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets	3,449	3,714
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets	827	1,272
Other Financial Assets One [member] | Mutual funds [member]
Disclosure of restricted assets [line items]
Restricted assets	67,300	52,701
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets		49,996
Loans and other financing [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets		49,996
Guarantee one [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	7,438,646	8,798,598
Guarantee two [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	1,077,082	280,660
Guarantee three [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	806,613	1,149,859
Guarantee four [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	1,350,993	163,977
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets	320,733	112,305
Other non-financial assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets	$ 320,733	$ 112,305